Trade receivables, reseller financing and other receivables - Breakdown of Reseller Financing, Gross of Loss Allowance for Expected Credit Losses (Detail) - Reseller Financing - Ipiranga [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,189,886	R$ 1,234,634
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	874,191	826,210
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	8,890	8,944
31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	5,664	3,892
61-90 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	7,869	11,040
91-180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	13,273	11,943
More than 180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 279,999	R$ 372,605